Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Depreciation expenses	$ 41.3	$ 36.8	$ 39.2
Office building
Significant Accounting Policies
Estimated useful lives of assets	45 years
Office building related facilities
Significant Accounting Policies
Estimated useful lives of assets	20 years
Computers and equipment | Minimum
Significant Accounting Policies
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Significant Accounting Policies
Estimated useful lives of assets	4 years
Furniture and fixtures
Significant Accounting Policies
Estimated useful lives of assets	5 years